Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

August 31, 2020

Dates Covered
Collections Period	08/01/20 - 08/31/20
Interest Accrual Period	08/17/20 - 09/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/20	326,959,748.26	23,346
Yield Supplement Overcollateralization Amount 07/31/20	11,685,503.76	0
Receivables Balance 07/31/20	338,645,252.02	23,346
Principal Payments	15,699,559.25	563
Defaulted Receivables	147,515.26	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/20	10,873,968.65	0
Pool Balance at 08/31/20	311,924,208.86	22,773

Pool Statistics	$ Amount	# of Accounts
Pool Factor	29.90%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	2,397,360.80	132
Past Due 61-90 days	794,118.47	43
Past Due 91-120 days	214,149.73	12
Past Due 121+ days	0.00	0
Total	3,405,629.00	187

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.06%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	212,301.89
Aggregate Net Losses/(Gains) - August 2020	(64,786.63)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.23%
Prior Net Losses Ratio	0.19%
Second Prior Net Losses Ratio	0.23%
Third Prior Net Losses Ratio	0.77%
Four Month Average	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.92%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.08%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	35.71

Flow of Funds	$ Amount
Collections	19,344,326.80
Investment Earnings on Cash Accounts	276.59
Servicing Fee (1)	(282,204.38)
Transfer to Collection Account	0.00
Available Funds	19,062,399.01

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	612,145.17
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	4,840,272.99
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	793,067.61
(10) Collection Account Redeposits	2,548,000.00

Total Distributions of Available Funds	19,062,399.01

Servicing Fee	282,204.38
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 08/17/20	316,764,481.85
Principal Paid	15,035,539.40
Note Balance @ 09/15/20	301,728,942.45

Class A-1
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-2
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-3
Note Balance @ 08/17/20	203,084,481.85
Principal Paid	15,035,539.40
Note Balance @ 09/15/20	188,048,942.45
Note Factor @ 09/15/20	55.3085125%

Class A-4
Note Balance @ 08/17/20	83,100,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	83,100,000.00
Note Factor @ 09/15/20	100.0000000%

Class B
Note Balance @ 08/17/20	30,580,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	30,580,000.00
Note Factor @ 09/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	685,792.00
Total Principal Paid	15,035,539.40
Total Paid	15,721,331.40

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	423,092.67
Principal Paid	15,035,539.40
Total Paid to A-3 Holders	15,458,632.07

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6846418
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.0103221
Total Distribution Amount	15.6949639

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.2443902
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.2221747
Total A-3 Distribution Amount	45.4665649

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	321.92
Noteholders' Principal Distributable Amount	678.08

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/20	2,548,816.60
Investment Earnings	120.48
Investment Earnings Paid	(120.48)
Deposit/(Withdrawal)	-
Balance as of 09/15/20	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,458,666.22	$4,408,779.55	$6,513,899.82
Number of Extensions	79	234	337
Ratio of extensions to Beginning of Period Receivables Balance	0.43%	1.24%	1.75%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.